Related Party Transactions (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transactions [Line Items]
Recorded amount due from shareholder amount	$ 26,713	$ 24,842	$ 25,929
GBuy Global Pte Ltd [Member]
Related Party Transactions [Line Items]
Recorded amount due from shareholder amount	18,429	26,860
Webuy Talent Ltd [Member]
Related Party Transactions [Line Items]
Recorded amount due from shareholder amount	$ 17,710	$ 10,696